Equity - Summary of Dividends Declared and Paid (Detail) - MXN ($) $ in Millions		12 Months Ended
	Mar. 14, 2019	Dec. 31, 2019 [1]	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Dividends [line items]
Dividends declared and paid	$ 7,437	$ 7,437	$ 7,038	$ 6,945
Series A shares [member]
Disclosure of Dividends [line items]
Dividends declared and paid		3,512	3,323	3,280
Series D share [member]
Disclosure of Dividends [line items]
Dividends declared and paid		2,066	1,955	1,929
Series L share [member]
Disclosure of Dividends [line items]
Dividends declared and paid		1,162	1,100	1,085
series B share [Member]
Disclosure of Dividends [line items]
Dividends declared and paid		$ 697	$ 660	$ 651

[1]	At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 14, 2019, the shareholders declared a dividend of Ps. 7,437 that was paid in May 3, 2019 and November 1, 2019. Represents a dividend of Ps. 3.54 per each ordinary share.